UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2019

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/18 (Unaudited)

COMMON STOCKS (88.5%)(a)
				Shares	Value

Aerospace and defense (0.2%)

Sparton Corp.(NON)				34,632	$642,424

					642,424
Air freight and logistics (0.8%)

Air Transport Services Group, Inc.(NON)				56,700	1,190,700

Hub Group, Inc. Class A(NON)				35,024	1,749,449

					2,940,149
Airlines (0.6%)

Spirit Airlines, Inc.(NON)(S)				62,356	2,287,842

					2,287,842
Auto components (1.3%)

Cooper Tire & Rubber Co.				36,500	938,050

Motorcar Parts of America, Inc.(NON)(S)				120,931	2,593,970

Tenneco, Inc.				15,000	662,700

VOXX International Corp.(NON)				88,407	495,079

					4,689,799
Automobiles (0.2%)

Harley-Davidson, Inc.				21,600	887,328

					887,328
Banks (5.8%)

Bancorp, Inc. (The)(NON)				92,100	1,042,572

Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)				36,500	1,742,875

Berkshire Hills Bancorp, Inc.				13,900	546,270

Blue Hills Bancorp, Inc.				84,040	1,714,416

Equity Bancshares, Inc. Class A(NON)				22,800	907,668

FCB Financial Holdings, Inc. Class A(NON)				30,700	1,871,165

Financial Institutions, Inc.				16,600	528,710

First Bancshares, Inc. (The)				27,927	959,292

First Connecticut Bancorp, Inc.				35,312	905,753

First Internet Bancorp				25,195	889,384

Flushing Financial Corp.				44,100	1,177,029

Franklin Financial Network, Inc.(NON)				22,718	830,343

Home BancShares, Inc.				54,400	1,252,288

IBERIABANK Corp.				19,700	1,574,030

Independent Bank Group, Inc.				7,400	556,850

LegacyTexas Financial Group, Inc.				14,600	613,054

Pacific Premier Bancorp, Inc.(NON)				48,500	2,003,050

TriCo Bancshares				15,387	598,862

Tristate Capital Holdings, Inc.(NON)				42,144	1,083,101

					20,796,712
Beverages (0.6%)

Craft Brew Alliance, Inc.(NON)				118,239	2,323,396

					2,323,396
Building products (1.5%)

Apogee Enterprises, Inc.				29,000	1,265,850

Griffon Corp.				43,112	978,642

NCI Building Systems, Inc.(NON)				78,500	1,503,275

USG Corp.(NON)				34,700	1,439,356

					5,187,123
Capital markets (0.3%)

Victory Capital Holdings, Inc. Class A(NON)				91,075	1,020,040

					1,020,040
Chemicals (5.3%)

AdvanSix, Inc.(NON)				39,400	1,438,494

Axalta Coating Systems, Ltd.(NON)				150,800	4,691,388

Ferro Corp.(NON)				70,600	1,444,476

Huntsman Corp.				75,100	2,400,947

Minerals Technologies, Inc.				200	14,600

OMNOVA Solutions, Inc.(NON)				128,000	1,305,600

PQ Group Holdings, Inc.(NON)				32,533	534,192

Tronox, Ltd. Class A				68,600	1,260,182

Valvoline, Inc.				208,091	4,253,380

Venator Materials PLC (United Kingdom)(NON)				81,600	1,437,792

					18,781,051
Commercial services and supplies (2.4%)

Black Diamond Group, Ltd. (units) (Canada)				327,581	821,100

CECO Environmental Corp.				278,239	1,588,745

Clean Harbors, Inc.(NON)				113,950	6,039,350

GDI Integrated Facility Services, Inc. (Canada)(NON)				18,908	247,032

					8,696,227
Communications equipment (2.4%)

Acacia Communications, Inc.(NON)(S)				48,354	1,563,768

ARRIS International PLC(NON)				57,400	1,451,072

Ceragon Networks, Ltd. (Israel)(NON)				229,897	793,145

EMCORE Corp.(NON)(S)				193,405	986,366

Extreme Networks, Inc.(NON)				189,400	1,630,734

Finisar Corp.(NON)				55,500	899,655

PC-Tel, Inc.(NON)				25,108	166,968

Tessco Technologies, Inc.				53,300	964,730

					8,456,438
Construction and engineering (4.0%)

Badger Daylighting, Ltd. (Canada)(S)				145,200	3,266,608

Great Lakes Dredge & Dock Corp.(NON)				230,941	1,160,479

KBR, Inc.				5,700	104,994

Layne Christensen Co.(NON)				136,774	2,084,436

Quanta Services, Inc.(NON)				75,138	2,705,719

Sterling Construction Co., Inc.(NON)				139,777	1,776,566

Williams Scotsman Corp.(NON)				264,099	3,222,008

					14,320,810
Construction materials (1.2%)

Summit Materials, Inc. Class A(NON)				19,135	543,817

U.S. Concrete, Inc.(NON)(S)				59,701	3,638,776

					4,182,593
Consumer finance (0.5%)

OneMain Holdings, Inc.(NON)				53,400	1,737,102

					1,737,102
Containers and packaging (0.5%)

Bemis Co., Inc.				46,112	1,950,538

					1,950,538
Diversified consumer services (0.3%)

Bridgepoint Education, Inc.(NON)				140,522	968,197

					968,197
Diversified financial services (1.2%)

Capitol Investment Corp IV (Units)(NON)				198,786	2,027,617

Easterly Acquisition Corp.(NON)				73,800	752,760

FGL Holdings (Bermuda)(NON)				179,200	1,485,568

					4,265,945
Electrical equipment (1.2%)

GrafTech International, Ltd.(NON)				198,039	3,634,016

Powell Industries, Inc.				17,600	595,056

					4,229,072
Electronic equipment, instruments, and components (3.1%)

Anixter International, Inc.(NON)				5,900	361,375

Belden, Inc.(S)				40,854	2,257,592

Benchmark Electronics, Inc.				39,369	1,090,521

Daktronics, Inc.				110,757	887,164

Hollysys Automation Technologies, Ltd. (China)				51,100	1,219,757

Knowles Corp.(NON)(S)				240,828	3,492,006

Sanmina Corp.(NON)				25,200	725,760

TTM Technologies, Inc.(NON)				56,300	1,015,089

					11,049,264
Energy equipment and services (2.1%)

Keane Group, Inc.(NON)				24,100	353,065

Key Energy Services, Inc.(NON)(S)				11,469	194,170

Mullen Group, Ltd. (Canada)				61,045	705,271

Ocean Rig UDW, Inc. Class A (Cayman Islands)(NON)				48,023	1,273,570

Patterson-UTI Energy, Inc.				156,914	3,244,982

Precision Drilling Corp. (Canada)(NON)				107,600	373,372

Trinidad Drilling, Ltd. (Canada)(NON)				1,103,220	1,497,507

					7,641,937
Equity real estate investment trusts (REITs) (4.2%)

Apple Hospitality REIT, Inc.				22,600	430,078

Forest City Realty Trust, Inc. Class A				95,200	1,939,224

Gaming and Leisure Properties, Inc.				56,100	1,969,110

Hersha Hospitality Trust(S)				170,100	3,618,027

LaSalle Hotel Properties				9,059	310,724

Outfront Media, Inc.				90,400	1,793,536

RLJ Lodging Trust				156,100	3,652,740

Summit Hotel Properties, Inc.				85,200	1,302,708

					15,016,147
Food and staples retail (0.6%)

Sprouts Farmers Market, Inc.(NON)(S)				100,867	2,188,814

					2,188,814
Food products (1.7%)

Dean Foods Co.				187,700	1,796,289

Gruma SAB de CV Class B (Mexico)				225,465	2,372,031

Hain Celestial Group, Inc. (The)(NON)				40,174	1,025,240

Limoneira Co.				37,666	912,271

					6,105,831
Health-care providers and services (2.4%)

Acadia Healthcare Co., Inc.(NON)(S)				122,900	4,939,351

Brookdale Senior Living, Inc.(NON)				131,600	1,035,692

Envision Healthcare Corp.(NON)				32,419	1,390,127

Select Medical Holdings Corp.(NON)				57,100	1,033,510

					8,398,680
Hotels, restaurants, and leisure (5.7%)

Belmond, Ltd. Class A(NON)				35,000	418,250

Bloomin' Brands, Inc.				69,600	1,476,912

Bojangles', Inc.(NON)(S)				58,700	868,760

Caesars Entertainment Corp.(NON)(S)				118,414	1,438,730

Carrols Restaurant Group, Inc.(NON)				142,581	1,825,037

Dave & Buster's Entertainment, Inc.(NON)				106,912	4,451,816

Del Frisco's Restaurant Group, Inc.(NON)				85,363	1,131,060

Del Taco Restaurants, Inc.(NON)				104,402	1,257,000

El Pollo Loco Holdings, Inc.(NON)				111,498	1,181,879

ILG, Inc.				35,210	1,205,590

Potbelly Corp.(NON)				95,208	1,266,266

Red Robin Gourmet Burgers, Inc.(NON)				58,666	2,953,833

SeaWorld Entertainment, Inc.(NON)				51,604	915,971

					20,391,104
Insurance (0.7%)

Aspen Insurance Holdings, Ltd.				61,266	2,658,944

					2,658,944
Internet and direct marketing retail (0.4%)

Vipshop Holdings, Ltd. ADR (China)(NON)				126,500	1,477,520

					1,477,520
Internet software and services (0.4%)

GTT Communications, Inc.(NON)(S)				11,300	531,100

Hortonworks, Inc.(NON)				44,800	796,544

					1,327,644
IT Services (1.2%)

Booz Allen Hamilton Holding Corp.				85,100	3,837,159

MoneyGram International, Inc.(NON)				82,077	544,171

					4,381,330
Leisure products (1.6%)

American Outdoor Brands Corp.(NON)				57,309	721,520

Clarus Corp.(NON)				235,296	1,729,426

Mattel, Inc.(S)				53,281	826,921

MCBC Holdings, Inc.(NON)				85,786	2,529,829

					5,807,696
Machinery (4.8%)

ATS Automation Tooling Systems, Inc. (Canada)(NON)				58,529	914,995

Colfax Corp.(NON)				22,300	681,934

Commercial Vehicle Group, Inc.(NON)				61,117	484,658

Deutz AG (Germany)				241,722	1,968,166

DMC Global, Inc.				15,019	673,602

Exco Technologies, Ltd. (Canada)				50,829	368,497

FreightCar America, Inc.				91,910	1,573,499

Gates Industrial Corp PLC(NON)				72,200	1,072,892

Graham Corp.				46,418	1,184,123

Hyster-Yale Materials Handling, Inc.				17,056	1,137,635

Mueller Water Products, Inc. Class A				51,500	613,365

NN, Inc.				52,974	1,144,238

Oshkosh Corp.				33,330	2,424,758

Spartan Motors, Inc.				90,331	1,400,131

Welbilt, Inc.(NON)				69,700	1,357,059

					16,999,552
Marine (0.5%)

Stolt-Nielsen, Ltd. (United Kingdom)				124,275	1,797,528

					1,797,528
Media (2.6%)

Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)				52,361	198,972

Cineplex, Inc. (Canada)				72,200	1,593,122

Gray Television, Inc.(NON)				43,100	474,100

Liberty Media Corp.-Liberty Formula One Class C(NON)(S)				45,800	1,446,364

Lions Gate Entertainment Corp. Class A(S)				120,014	2,780,724

Loral Space & Communications, Inc.(NON)				22,220	853,248

TEGNA, Inc.				182,800	1,895,636

					9,242,166
Metals and mining (2.8%)

Ampco-Pittsburgh Corp.(NON)				60,047	654,512

Ferroglobe Representation & Warranty Insurance Trust(NON)				270,395	—

Hecla Mining Co.				195,500	735,080

IAMGOLD Corp. (Canada)(NON)				245,100	1,531,166

Major Drilling Group International, Inc. (Canada)(NON)				709,294	3,993,403

McEwen Mining, Inc. (Canada)(NON)(S)				192,849	433,910

Olympic Steel, Inc.				74,200	1,716,246

Universal Stainless & Alloy Products, Inc.(NON)				38,629	934,822

					9,999,139
Multiline retail (1.2%)

Hudson's Bay Co. (Canada)(S)				107,122	796,434

Nordstrom, Inc.				73,700	3,613,511

					4,409,945
Oil, gas, and consumable fuels (10.1%)

Alta Mesa Resources, Inc.(NON)(S)				334,100	2,245,152

Amplify Energy Corp.(NON)				46,077	493,024

Boardwalk Pipeline Partners LP				265,400	2,810,586

Chaparral Energy, Inc. Class A(NON)				124,729	2,556,945

Dominion Energy Midstream Partners LP				26,000	332,800

Energen Corp.(NON)				14,482	982,459

EQT Midstream Partners LP (Units)				31,200	1,741,889

Goodrich Petroleum Corp.(NON)				12,091	156,820

Holly Energy Partners LP				30,800	904,904

Lilis Energy, Inc.(NON)(S)				182,321	1,082,987

Linn Energy, Inc.(NON)(S)				83,462	3,345,992

Midstates Petroleum Co., Inc.(NON)				123,231	1,624,185

Newfield Exploration Co.(NON)				111,300	3,254,412

Noble Midstream Partners LP				19,900	1,026,243

Panhandle Oil and Gas, Inc. Class A				73,585	1,534,247

SandRidge Energy, Inc.(NON)				192,802	2,803,341

Shell Midstream Partners LP				50,000	1,119,500

Tsakos Energy Navigation, Ltd. (Greece)				73,024	265,807

Vermilion Energy, Inc. (Canada)				217,711	7,631,471

					35,912,764
Paper and forest products (0.3%)

PH Glatfelter Co.				55,900	977,691

					977,691
Professional services (—%)

BancTec, Inc. 144A CVR(F)				160,833	—

					—
Real estate management and development (1.7%)

Kennedy-Wilson Holdings, Inc.				149,000	3,039,600

Realogy Holdings Corp.(S)				109,500	2,605,005

Trinity Place Holdings, Inc.(NON)				65,986	460,582

					6,105,187
Road and rail (0.6%)

Werner Enterprises, Inc.				54,902	2,152,158

					2,152,158
Semiconductors and semiconductor equipment (2.5%)

Cypress Semiconductor Corp.				97,047	1,597,394

Lattice Semiconductor Corp.(NON)				259,600	1,492,700

MACOM Technology Solutions Holdings, Inc.(NON)(S)				112,645	2,540,145

NeoPhotonics Corp.(NON)(S)				167,200	1,090,144

Photronics, Inc.(NON)				54,441	473,637

Rambus, Inc.(NON)				96,876	1,303,951

Silicon Motion Technology Corp. ADR (Taiwan)(S)				7,300	354,999

					8,852,970
Software (2.5%)

Avaya Holdings Corp.(NON)				196,500	4,336,755

Datawatch Corp.(NON)				76,475	745,631

Nuance Communications, Inc.(NON)				110,013	1,486,276

TiVo Corp.				162,300	2,337,120

					8,905,782
Specialty retail (2.2%)

Chico's FAS, Inc.				301,800	2,553,228

Dick's Sporting Goods, Inc.				18,715	684,969

Foot Locker, Inc.				3,296	177,885

Francesca's Holdings Corp.(NON)(S)				224,284	1,325,518

Rent-A-Center, Inc./TX(S)				46,100	437,489

Signet Jewelers, Ltd.				19,000	817,000

Sportsman's Warehouse Holdings, Inc.(NON)(S)				236,400	1,224,552

Tilly's, Inc. Class A				39,662	545,749

					7,766,390
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.(S)				119,100	2,171,193

					2,171,193
Thrifts and mortgage finance (0.9%)

Bridgewater Bancshares, Inc.(NON)				20,200	259,772

Dime Community Bancshares, Inc.				23,500	478,225

Kearny Financial Corp./MD				53,465	772,569

Radian Group, Inc.				50,644	805,240

Territorial Bancorp, Inc.				33,113	1,012,596

					3,328,402
Trading companies and distributors (0.8%)

BMC Stock Holdings, Inc.(NON)				100,900	2,053,315

Nexeo Solutions, Inc.(NON)				65,129	630,449

					2,683,764

Total common stocks (cost $313,184,502)					$316,112,328

INVESTMENT COMPANIES (2.1%)(a)
				Shares	Value

Ares Capital Corp.				110,600	$1,866,928

Golub Capital BDC, Inc.				74,101	1,371,610

MVC Capital, Inc.				101,435	1,022,465

Solar Capital, Ltd.				72,382	1,564,175

TriplePoint Venture Growth BDC Corp.				145,512	1,829,086

Total investment companies (cost $7,509,219)					$7,654,264

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

iShares Russell 2000 ETF (Put)	Jul-18/148.00	50,409,869		$309,700	$195,144

Total purchased options outstanding (cost $281,827)					$195,144

SHORT-TERM INVESTMENTS (18.5%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.06%(AFF)			Shares	42,313,548	$42,313,548

Putnam Short Term Investment Fund 1.94%(AFF)			Shares	22,529,477	22,529,477

U.S. Treasury Bills 1.499%, 6/7/18				$121,000	120,969

U.S. Treasury Bills 1.823%, 7/26/18(SEGSF)				42,000	41,885

U.S. Treasury Bills 1.860%, 8/2/18				107,000	106,660

U.S. Treasury Bills 1.875%, 8/9/18(SEGSF)				242,000	241,141

U.S. Treasury Bills 1.909%, 8/16/18(SEG)(SEGSF)				715,000	712,204

Total short-term investments (cost $66,065,861)					$66,065,884

TOTAL INVESTMENTS

Total investments (cost $387,041,409)					$390,027,620

FUTURES CONTRACTS OUTSTANDING at 5/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation

Russell 2000 Index E-Mini (Long)	102	$8,331,408	$8,334,420	Jun-18	$(58,178)
S&P 500 Index E-Mini (Long)	1	135,264	135,275	Jun-18	(77)

Unrealized appreciation					—

Unrealized (depreciation)					(58,255)

Total					$(58,255)

WRITTEN OPTIONS OUTSTANDING at 5/31/18 (premiums $289,568) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

Foot Locker, Inc. (Call)	Jun-18/$55.00	$177,885	$3,296	$3,461
Patterson-UTI Energy, Inc. (Put)	Jun-18/21.00	211,618	10,233	8,187
Barclays Bank PLC

Genesco, Inc. (Put)	Jun-18/40.00	591,392	13,533	14,938
iShares Russell 2000 ETF (Put)	Jul-18/144.00	50,409,869	309,700	137,870
Patterson-UTI Energy, Inc. (Put)	Jun-18/21.00	105,861	5,119	4,111
Citibank, N.A.

MACOM Technology Solutions Holdings, Inc. (Call)	Jun-18/22.50	287,941	12,769	13,407
Mastec, Inc. (Put)	Jun-18/47.00	245,332	5,259	6,705
Mastec, Inc. (Put)	Jun-18/46.00	251,863	5,399	4,589
Credit Suisse International

Patterson-UTI Energy, Inc. (Call)	Jun-18/21.00	503,206	24,333	11,207
JPMorgan Chase Bank N.A.

Foot Locker, Inc. (Put)	Jun-18/52.50	151,386	2,805	2,384
Red Robin Gourmet Burgers, Inc. (Call)	Jun-18/50.00	105,936	2,104	3,488
Red Robin Gourmet Burgers, Inc. (Put)	Jun-18/50.00	105,936	2,104	2,666
UBS AG

Nordstrom, Inc. (Call)	Jun-18/47.50	424,796	8,664	18,911

Total				$231,924

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2018 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $357,203,274.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$35,883,646	$64,023,613	$57,593,711	$167,603	$42,313,548
	Putnam Short Term Investment Fund**	24,225,064	103,554,854	105,250,441	59,959	22,529,477

	Total Short-term investments	$60,108,710	$167,578,467	$162,844,152	$227,562	$64,843,025
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $42,313,548, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $40,804,536. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $152,388.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $76,750.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,108,017 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $75,005 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $76,750 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$57,811,338	$—	$—
Consumer staples	10,618,041	—	—
Energy	43,554,701	—	—
Financials	33,807,145	—	—
Health care	8,398,680	—	—
Industrials	58,170,955	3,765,694	—
Information technology	42,973,428	—	—**
Materials	35,891,012	—	—
Real estate	21,121,334	—	—
Total common stocks	312,346,634	3,765,694	—
Investment companies	7,654,264	—	—
Purchased options outstanding	—	195,144	—
Short-term investments	22,529,477	43,536,407	—

Totals by level	$342,530,375	$47,497,245	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(58,255)	$—	$—
Written options outstanding	—	(231,924)	—

Totals by level	$(58,255)	$(231,924)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$195,144	$290,179

Total	$195,144	$290,179

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$440,000
Written equity option contracts (contract amount)		$550,000
Futures contracts (number of contracts)		80

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018